NOTE 14: EQUITY (Details)	12 Months Ended
	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares
Number of Share Options
Options outstanding, beginning | shares	3,300,000	1,250,000	0
Options granted | shares	4,300,000	2,050,000	1,250,000
Options outstanding, ending | shares	7,600,000	3,300,000	1,250,000
Exercisable | shares	5,650,000
Weighted Average Exercise Price (C$)
Options outstanding, beginning | $ / shares	$ .10	$ .10	$ .00
Options granted | $ / shares	.38	.10	.10
Options outstanding, ending | $ / shares	.25	$ .10	$ .10
Exercisable | $ / shares	$ .30